Acquisition of North American Custom Specialty Vehicles, LLC ("NACSV") (Details Textuals) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 16, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Payments to acquire business	$ 1,000,000
Business acquisition, number of shares issued, value	200,000
Business acquisition true-up payment of total assets	1,200,000
Business acquisition true-up payment for stock	816,373
Additional stock issued during period for sevice	1,300,000
Nonrecurring charge				800,241
Common stock issued for services, shares	500,000
Common stock issued for services, value	664,000						53,000
General and administrative expenses	136,241
Total estimated purchase price	3,971,666
Revenues	111,000	111,405		111,405
Net income	8,000					(9,297,253)	(491,091)
Business combination, contingent consideration, liability	$ 2,400,000	$ 1,955,293		$ 1,955,293